Selected accounting policies - Additional information (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of changes in accounting estimates [line items]
Cash flow projection period (in years)	5 years
Local bilateral facilities, Japan
Disclosure of changes in accounting estimates [line items]
Current borrowings	$ 82